Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares shares in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [line items]
Basic weighted average number of shares outstanding	448,636	445,769	448,217	445,083
Diluted weighted average number of shares outstanding	450,042	446,470	449,513	445,815
Share purchase options [member]
Earnings per share [line items]
Restricted share units	1,034	444	920	422
Restricted stock units [member]
Earnings per share [line items]
Restricted share units	372	257	376	310